RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Management fees	$ 768	$ 574
Management remuneration	1,407	1,052
Director fees	282	170
Share-based compensation	1,008	1,435
Share-based compensation - restricted share units	5
Key management compensation	3,470	3,231
Mineral Property, Plant, And Equipment [Member]
Disclosure of transactions between related parties [line items]
Management fees	328	0
Management remuneration	744	0
Director fees	0	0
Share-based compensation	445	0
Share-based compensation - restricted share units	2
Key management compensation	1,519	0
Expensed [Member]
Disclosure of transactions between related parties [line items]
Management fees	227	142
Management remuneration	629	605
Director fees	282	170
Share-based compensation	462	852
Share-based compensation - restricted share units	2
Key management compensation	1,602	1,769
Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Management fees	213	432
Management remuneration	34	447
Director fees	0	0
Share-based compensation	101	583
Share-based compensation - restricted share units	1
Key management compensation	$ 349	$ 1,462